Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2019	Aug. 13, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	May 02, 2013
ASSETS
Cash and cash equivalents (including cash within consolidated variable interest entities of — $69.1 and $26.9)		$ 1,054,800	$ 1,030,500			$ 1,083,700		$ 1,273,800
Other investments (equity method)			111,400			102,500
Right-of-use operating lease assets			93,500		$ 88,100	0
Other assets			1,600			0
Total assets			12,580,500			12,532,900
LIABILITIES
Accrued expenses and other payables			220,800			247,400
Long-term debt			299,800			424,700
Operating lease liabilities			113,200		$ 95,500
Total liabilities			9,855,000			9,892,500
SHAREHOLDERS’ EQUITY
60,395,839 shares of par value $.01 each (December 31, 2018 — 59,743,156 of par value 0.15144558¢ each)			604			90
Additional paid in capital			1,201,700			967,500
Retained earnings			1,514,600			1,791,000
Non-controlling interest			0			3,700
Total accumulated other comprehensive (loss)/income		(55,900)	8,600			(121,900)
Total liabilities and shareholders’ equity			$ 12,580,500			$ 12,532,900
Ordinary shares, issued			60,395,839
Ordinary shares, par value			$ 0.01			$ 0.0015144558
Preference shares, par value			$ 0.0015144558			$ 0.0015144558
5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0			$ 0
Preference shares, issued			11,000,000			11,000,000			11,000,000
Preference shares, rate			5.95%			5.95%
Preference shares, par value			$ 0.0015144558			$ 0.0015144558
5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0			$ 0
Preference shares, issued			10,000,000			10,000,000
Preference shares, rate			5.625%			5.625%
Preference shares, par value			$ 0.0015144558			$ 0.0015144558
5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0			$ 0
Preference shares, issued			10,000,000	10,000,000		0
Preference shares, rate			5.625%			0.00%
Preference shares, par value			$ 0.0015144558			$ 0
Parent Company
ASSETS
Short-term investments (available for sale)			$ 0			$ 0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)			75,600			0
Cash and cash equivalents (including cash within consolidated variable interest entities of — $69.1 and $26.9)		32,000	37,400			55,600	$ 156,300
Investments in subsidiaries (1) (2)			2,973,600			3,163,100
Other investments (equity method)			0			3,700
Eurobond issued by subsidiary			0			0
Long-term debt issued by Silverton			0			1,100
Intercompany funds due from affiliates			100			0
Right-of-use operating lease assets			1,400			0
Other assets			6,900			9,000
Total assets			3,095,000			3,232,500
LIABILITIES
Accrued expenses and other payables			7,200			47,300
Intercompany funds due to affiliates			61,200			120,100
Long-term debt			299,800			424,700
Operating lease liabilities			1,300			0
Total liabilities			369,500			592,100
SHAREHOLDERS’ EQUITY
60,395,839 shares of par value $.01 each (December 31, 2018 — 59,743,156 of par value 0.15144558¢ each)			600			100
Additional paid in capital			1,201,700			967,500
Retained earnings			1,514,600			1,791,000
Non-controlling interest			0			3,700
Gain/(loss) on derivatives			84,500			(66,800)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) on Derivatives, Effect Net of Tax			4,300			300
Gains on foreign currency translation			(80,200)			(55,400)
Total accumulated other comprehensive (loss)/income			8,600			(121,900)
Total shareholders’ equity			2,725,500			2,640,400
Total liabilities and shareholders’ equity			$ 3,095,000			$ 3,232,500
Ordinary shares, issued			0			59,743,176
Ordinary shares, par value			$ 0.0015144558			$ 0.0015144558
Parent Company | 5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0			$ 0
Preference shares, issued			11,000,000			11,000,000
Preference shares, rate			5.95%			5.95%
Preference shares, par value			$ 0.0015144558			$ 0.0015144558
Parent Company | 5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0			$ 0
Preference shares, issued			10,000,000			10,000,000
Preference shares, rate			5.625%			5.625%
Preference shares, par value			$ 0.0015144558			$ 0.15144558
Parent Company | 5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0			$ 0
Preference shares, issued			10,000,000			0
Preference shares, rate			5.625%			0.00%
Preference shares, par value			$ 0.0015144558			$ 0
Restatement Adjustment | Retained earnings
Condensed Financial Statements, Captions [Line Items]
Retained earnings restatement	[1]	$ 15,600

[1]	Reinsurance premiums payables and retained earnings have been restated by $15.6 million from January 1, 2017 to account for additional ceded premiums on excess of loss ceded reinsurance contracts for periods December 31, 2016 and prior.